Commitments - Additional Information (Detail) - USD ($)		6 Months Ended	7 Months Ended	12 Months Ended
	Dec. 19, 2016	Jun. 30, 2017	Dec. 31, 2015	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Notice of termination	30 days
Effective date of the agreement commences		Jan. 01, 2017		Jan. 01, 2017
Noncancelable operating lease rent expenses		$ 3,600	$ 0	$ 0